REVENUE (Tables)	9 Months Ended
Sep. 30, 2022
SCHEDULE OF RECOGNIZED AMOUNTS RELATED TO REVENUE

The Company recognized the following amounts related to revenue:

	Three months ended		Nine months ended
	September 30	September 30	September 30	September 30
	2022	2021	2022	2021
	$	$	$	$
Concentrate revenue from contracts with customers	7,569	9,451	24,557	28,736
Provisional pricing adjustments on concentrate sales	(587)	(300)	(1,297)	(87)
Total revenue	6,982	9,151	23,260	28,649

SCHEDULE OF DISAGGREGATION OF REVENUE

The following table sets out the disaggregation of revenue by metal:

	Three months ended		Nine months ended
	September 30	September 30	September 30	September 30
	2022	2021	2022	2021
	$	$	$	$
Concentrate revenue:
Silver	4,914	5,882	14,532	18,496
Lead	1,089	1,457	3,140	4,215
Zinc	979	1,812	5,588	5,938
Total revenue	6,982	9,151	23,260	28,649